Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2012 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,711	$4,605	$4,464	$4,390
Total interest expense	972	924	898	854
Net interest income	3,739	3,681	3,566	3,536
Provision for loan losses	1,108	69	60	174
Gains from the sale of assets	65	149	208	147
Other income	977	1,046	1,045	955
Other expense	3,245	3,220	3,273	3,339
Income before income taxes	428	1,587	1,486	1,125
Income tax expense	10	372	354	242
Net income	$418	$1,215	$1,132	$883
Per-share data:
Basic earnings	$.10	$.29	$.27	$.20
Diluted earnings	.10	.29	.27	.20
Cash dividends	.22	.22	.22	.22

	2011 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,088	$5,040	$4,960	$4,945
Total interest expense	1,183	1,198	1,169	1,041
Net interest income	3,905	3,842	3,791	3,904
Provision for loan losses	88	116	60	100
Gains from the sale of assets	6	-	-	-
Other income	1,004	1,001	1,005	930
Other expense	3,164	3,299	3,109	3,230
Income before income taxes	1,663	1,428	1,627	1,504
Income tax expense	424	337	413	368
Net income	$1,239	$1,091	$1,214	$1,136
Per-share data:
Basic earnings	$.29	$.26	$.29	$.26
Diluted earnings	.29	.26	.29	.26
Cash dividends	.21	.21	.22	.22